INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE
INCOME TAX EXPENSE
17.	INCOME TAX EXPENSE

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

Yao Wang is subject to Hong Kong profit tax at a rate of 16.5%. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. High-technology enterprises may obtain a preferential tax rate of 15% provided they meet the related criteria. In December 2019, 1 Pharmacy Technology received approval from relevant government authorities to be classified as a “High and New Technology Enterprise” (“HNTE”) and 1 Pharmacy Technology is still on the position of loss. The HNTE qualification is valid for three years through 2021.

There is no provision for income taxes because the Company and all of its owned subsidiaries are in cumulative loss positions for all the periods presented.

17.	INCOME TAX EXPENSE (Continued)

PRC (Continued)

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2020	2021
PRC statutory tax rate	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	(3)%	(2)%
Tax effect of inter group loan waiver	(35)%	—
Effect of enacted tax rate change	6%	2%
Effect of change in valuation allowance	7%	(25)%
Effective tax rate	0%	0%

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
Deferred tax assets:
Net loss carryforward	286,356	589,792
Advertising expense carried forward for future deduction	30,827	19,123
Accrued expenses and payroll payable	12,594	15,327
Provision for impairment of assets	7,072	6,614
Others	781	361
Valuation allowance	(337,630)	(631,217)
Total deferred tax assets	—	—
Deferred tax liabilities:
Total deferred tax liabilities	—	—

As of December 31, 2020 and 2021, valuation allowance of RMB 337,630 and RMB 631,217 was provided, respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of December 31, 2021, the Group had tax loss carryforwards of RMB 2,359,167 which will expire between 2022 and 2031 if not used.

The Group determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From 2017 to 2021, the Group’s PRC subsidiaries were still within the examination period of the PRC tax authorities.

17.	INCOME TAX EXPENSE (Continued)

PRC (Continued)

A deferred tax liability should be recognized for the undistributed profits of the PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Company plans to indefinitely reinvest undistributed profits earned from its PRC subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries were provided as of December 31, 2020 and 2021.